Property and Equipment (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 Computer and equipment KRW	Dec. 31, 2011 Computer and equipment KRW	Dec. 31, 2012 Furniture and fixtures KRW	Dec. 31, 2011 Furniture and fixtures KRW	Dec. 31, 2012 Vehicles KRW	Dec. 31, 2011 Vehicles KRW	Dec. 31, 2012 Assets Held under Capital Leases KRW	Dec. 31, 2011 Assets Held under Capital Leases KRW	Dec. 31, 2012 Leasehold Improvements KRW	Dec. 31, 2011 Leasehold Improvements KRW	Dec. 31, 2012 Software KRW	Dec. 31, 2011 Software KRW
Property, Plant and Equipment [Line Items]
Property and Equipment		26,498,000,000	25,334,000,000	10,867,000,000	12,026,000,000	2,100,000,000	1,859,000,000	89,000,000	93,000,000	1,140,000,000	938,000,000	771,000,000	771,000,000	11,531,000,000	9,647,000,000
Less: accumulated depreciation		(22,974,000,000)	(22,603,000,000)
Property and equipment, net	$ 3,314,000	3,524,000,000	2,731,000,000